Changes in Carrying Amount of Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, measurement period adjustment	$ 4,798	$ 4,798